Other income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of other (expenses) income
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Grant income	-	6,381	547,928
Other income	-	-	21,272
	-	6,381	569,200